Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes
22.	Income taxes
(a)	Income tax expense

The income tax recorded in the consolidated statements of loss for the years ended December 31, 2025 and 2024 is presented as follows:

	2025	2024
	$	$
Current income tax
Expense for the year	477	—
Current income tax expense	477	—

Deferred income tax
Origination and reversal of temporary differences	(26,430)	(15,712)
Change in unrecognized deductible temporary differences	25,887	16,360
Other	—	—
Deferred income tax (recovery) expense	(543)	648
Income tax (recovery) expense	(66)	648

The provision for income taxes expense (recovery) presented in the consolidated statements of loss differs from the amount that would arise using the statutory income tax rate applicable to income of the entities, as a result of the following:

	2025	2024
	$	$
Loss before income taxes	(159,540)	(56,605)
Income tax provision calculated using the Canadian federal and provincial statutory income tax rate	(42,278)	(15,001)
Increase in income taxes resulting from:
Non-deductible expenses, net	639	850
Non-deductible portion of capital (gain) losses, net	(2,982)	2,187
Change in fair value of warrant liability	23,436	(5,265)
Share of loss of associates	(295)	140
Change in unrecognized deferred tax assets	25,887	16,360
Differences in foreign statutory tax rates and other rate differences	(2,954)	467
Other	(1,519)	910
	(66)	648

The 2025 and 2024 Canadian federal and provincial statutory income tax rate is 26.5%.

(b)	Deferred income taxes

The components that give rise to deferred income tax assets and liabilities are as follows:

	2025	2024
	$	$
Deferred tax assets:
Non-capital losses	34,336	32,099
Investments	—	648
Deferred tax assets	34,336	32,747

Deferred tax liabilities:
Mining interests and property, plant and equipment	(29,764)	(28,399)
Exploration and evaluation	(3,038)	(2,900)
Other	(1,534)	(1,448)
Deferred tax liability	(34,336)	(32,747)
Deferred tax liability, net	—	—

The movement for deferred tax assets and deferred tax liabilities balances in the year is as follows:

	2025	2024
	$	$
The movement for deferred tax assets and deferred tax liability balances in the year is as follows:

Balance - beginning of year	—	—
Recognized in income tax (recovery) expense	(543)	648
Recognized in OCI	543	(648)
	—	—

(c)	Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2025 is $nil ($4.1 million as at December 31, 2024). No deferred tax liabilities are recognized on the temporary differences associated with investment in subsidiaries because the company controls the timing of reversal, and it is not probable that they will reverse in the foreseeable future.

(d)	Unrecognized deferred tax assets

As at December 31, 2025, the Company had temporary difference with a tax benefit of $171.1 million ($186.8 million as at December 31, 2024) which are not recognized as deferred tax assets. The temporary differences as at December 31, 2024 included the unrecognized temporary differences from the Company’s Mexican operations, which were classified as discontinued operations as at December 31, 2025.The Company recognizes the benefit of tax attributes only to the extent of anticipated future taxable income that can be reduced by these tax attributes.

	2025	2024
	$	$
Non-capital losses carried forward	125,723	109,996
Unrealized losses on investments	1,113	2,232
Inventories	—	6,437
Mining interests and property, plant and equipment	3,376	29,538
Mineral stream interests – Mexico	—	11,051
Environmental rehabilitation provision	21,095	16,332
Other	19,788	11,231
	171,095	186,817

In Canada, the Company has non-capital losses of $549 million (2024 – $470 million) with expiry date from 2025 to 2045.  In addition, in the United States, the Company has non-capital losses of $47 million (2024 – $61.6 million). The non-capital losses in the United States do not expire; however, their use is subject to 80% limitation on taxable income in any year.